SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2016
SEGMENT INFORMATION
SEGMENT INFORMATION

24. SEGMENT INFORMATION

        The Company uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company's chief operating decision maker ("CODM") for making decisions, allocating resources and assessing performance. The Company's CODM has been identified as the Chief Executive Officer of the Company, who reviews consolidated and segment results when making decisions about allocating resources and assessing performance of the Company.

        Following the Company's decision to terminate the Yieldco launch and monetize the majority of its solar power projects in operation. In 2016, the Company operates its business in two principal reportable business segments, i.e., module segment and energy segment. The prior year segment information has been restated to conform to the current year's presentation. The module segment primarily comprises design, development, manufacture and sales of solar power products and solar system kits. The energy segment primarily comprises solar project development and sale, EPC and development services, O&M services, operating solar projects and sales of electricity. The sales from module segment to energy segment have terms and conditions similar to sales to third parties. The Company's CODM reviews net revenue and gross profit and does not review balance sheet information by segment.

        The following table summarizes the Company's revenues and gross profit generated from each segment:

	Years Ended December 31, 2016
	Module	Energy	Elimination	Total
	$	$	$	$
Net revenues	2,821,142	110,560	(78,624)	2,853,078
Cost of revenues	2,426,618	69,544	(60,272)	2,435,890

Gross profit	394,524	41,016	(18,352)	417,188

	Years Ended December 31, 2015
	Module	Energy	Elimination	Total
	$	$	$	$
Net revenues	2,672,689	979,247	(184,310)	3,467,626
Cost of revenues	2,277,904	778,951	(165,999)	2,890,856

Gross profit	394,785	200,296	(18,311)	576,770

	Years Ended December 31, 2014
	Module	Energy	Elimination	Total
	$	$	$	$
Net revenues	2,034,626	1,212,899	(286,898)	2,960,627
Cost of revenues	1,721,474	931,761	(273,602)	2,379,633

Gross profit	313,152	281,138	(13,296)	580,994

        The following table summarizes the Company's net revenues generated from different geographic locations. The information presented below is based on the location of customers' headquarters:

	Years Ended December 31,
	2014	2015	2016
	$	$	$
Europe and other regions:
—Germany	137,012	75,912	132,185
—United Kingdom	59,878	98,800	73,274
—Netherlands	9,166	12,859	36,732
—Australia	18,100	18,150	33,634
—France	9,990	97,398	23,552
—Spain	1,125	8,246	22,516
—Others	24,774	22,018	89,272

	260,045	333,383	411,165

The Americas:
—United States	604,537	903,748	863,500
—Canada	1,182,091	747,100	193,790
—Others	8,862	99,152	46,219

	1,795,490	1,750,000	1,103,509

Asia:
—PRC	163,658	402,180	585,296
—Japan	623,692	578,173	373,396
—India	63,817	262,536	292,234
—Singapore	18,021	24,131	7,615
—Others	35,904	117,223	79,863

	905,092	1,384,243	1,338,404

Total net revenues	2,960,627	3,467,626	2,853,078

        The following table summarizes the Company's long-lived assets, including property, plant and equipment, non-current project assets, solar power systems, prepaid land use rights and intangible assets at December 31, 2015 and 2016 by geographic region, based on the physical location of the assets:

	At December 31, 2015	At December 31, 2016
	$	$
PRC	412,583	434,989
Japan	172,318	167,465
United States	627,724	67,652
Canada	300,482	7,308
United Kingdom	115,797	—
Others	13,433	136,457

Total long-lived assets	1,642,337	813,871

        The following table summarizes the Company's revenues generated from each product or service:

	Years Ended December 31,
	2014	2015	2016
	$	$	$
Solar power products	1,550,386	2,303,287	2,573,685
Solar system kits	104,215	93,406	86,794
Solar power projects	891,920	557,995	22,665
EPC and development services	316,572	385,882	11,990
Electricity	2,863	32,059	68,789
O&M services	1,544	3,310	4,128
Others	93,127	91,687	85,027

Total net revenues	2,960,627	3,467,626	2,853,078